Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity File Number	1-71
Entity Registrant Name	HEXION INC.
Entity Central Index Key	0000013239
Entity Tax Identification Number	13-0511250
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	180 East Broad St.
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-3799
City Area Code	614
Local Phone Number	225-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false